Note 4 - Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued research and development	$ 735	$ 1,337	$ 1,005
Accrued payroll and bonuses	443	748	606
Accrued legal, regulatory, professional and other	549	437	442
Operating lease liability - current	88	116
Accrued liabilities due to related party		86	109
Total accrued expenses and other current liabilities	$ 1,880	2,724	2,258
Accounts Payable and Accrued Liabilities [Member]
Operating lease liability - current		$ 116	$ 96